Document and Entity Information	12 Months Ended
Mar. 31, 2026
Items
Registrant CIK	0000724910
Document Period End Date	Mar. 31, 2026
Document Type	DEF 14A
Entity Registrant Name	NVE Corporation
Amendment Flag	false